Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

July 23, 2010

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Annuity Account III
The Penn Mutual Life Insurance Company
Post-Effective Amendment No. 11 to the Registration Statement on Form N-4
(File Nos. 333-69386; 811-03457)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company, and its separate account, Penn Mutual Variable Annuity Account III (the “Registrant”), enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-4. The purpose of this amendment is to register the Inflation Protector Variable Annuity, a new version of an existing variable annuity contract, Penn Freedom.

If you have any questions regarding this Post-Effective Amendment, please do not hesitate to call Michael Berenson at (202) 739-5450 or me at (202) 739-5654.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

cc:	Ms. Kimberly Love
Michael Berenson, Esq.